Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.0%
Entertainment — 1.2%
Caesars Entertainment, Inc.*	25,307	$1,418,711
Lodging — 0.8%
Boyd Gaming Corp.	28,473	873,836
TOTAL COMMON STOCKS (Cost $1,643,062)		2,292,547

REAL ESTATE INVESTMENT TRUSTS — 94.2%
Apartments — 9.8%
Apartment Investment and Management Co., Class A	23,994	809,078
Essex Property Trust, Inc.	18,045	3,623,255
Invitation Homes, Inc.	79,035	2,212,190
UDR, Inc.	134,907	4,399,317
		11,043,840
Building & Real Estate — 3.7%
Agree Realty Corp.	18,744	1,192,868
Spirit Realty Capital, Inc.	87,752	2,961,630
		4,154,498
Diversified — 27.0%
American Tower Corp.	41,352	9,996,019
Crown Castle International Corp.	32,837	5,467,361
Duke Realty Corp.	137,351	5,068,252
SBA Communications Corp.	16,304	5,192,498
Weyerhaeuser Co.	116,193	3,313,824
WP Carey, Inc.	23,313	1,519,075
		30,557,029
Healthcare — 12.5%
Healthcare Trust of America, Inc., Class A	45,263	1,176,838
Healthpeak Properties, Inc.	116,305	3,157,681
Medical Properties Trust, Inc.	110,898	1,955,131
Ventas, Inc.	75,225	3,156,441
Welltower, Inc.	84,422	4,650,808
		14,096,899
Hotels & Resorts — 4.1%
Host Hotels & Resorts, Inc.	42,149	454,788
VICI Properties, Inc.	177,760	4,154,251
		4,609,039
Industrial — 9.5%
Americold Realty Trust	55,337	1,978,298
CyrusOne, Inc.	37,372	2,617,161
First Industrial Realty Trust, Inc.	20,861	830,268
Prologis, Inc.	44,182	4,445,593
QTS Realty Trust, Inc., Class A	14,573	918,390
		10,789,710
Manufactured Homes — 0.2%
Sun Communities, Inc.	1,592	223,851
Office Property — 4.4%
Hudson Pacific Properties, Inc.	74,819	1,640,781
	Number of Shares	Value†

Office Property — (continued)
Kilroy Realty Corp.	19,261	$1,000,802
VEREIT, Inc.	358,311	2,329,021
		4,970,604
Regional Malls — 3.9%
Simon Property Group, Inc.	68,265	4,415,380
Storage & Warehousing — 9.8%
Extra Space Storage, Inc.	44,948	4,808,987
Public Storage	28,446	6,335,493
		11,144,480
Strip Centers — 1.1%
Kimco Realty Corp.	48,174	542,439
SITE Centers Corp.	90,842	654,063
		1,196,502
Telecommunication Equip — 8.2%
Equinix, Inc.	12,240	9,303,991
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $100,700,825)		106,505,823

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $1,833,364)	1,833,364	1,833,364
TOTAL INVESTMENTS — 97.8% (Cost $104,177,251)		$110,631,734
Other Assets & Liabilities — 2.2%		2,495,030
TOTAL NET ASSETS — 100.0%		$113,126,764

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

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